Pension Benefit Plans (Funded Status Of Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Fair value of plan assets at beginning of year	$ 2,760.9
Fair value of plan assets at end of year	2,848.5	$ 2,760.9
U.S. Pension Benefits
Change in benefit obligation:
Service cost	6.0	5.5
Interest cost	105.9	97.4
Change in plan assets:
Employer contributions	52.0
Non-U.S. Pension Benefits
Change in benefit obligation:
Service cost	32.0	27.0
Interest cost	44.4	40.3
Change in plan assets:
Employer contributions	62.0
Continuing operations | U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	2,281.2	2,506.2
Service cost	6.0	5.5
Interest cost	105.9	97.4
Employee contributions	0.0	0.0
Benefits paid and other	(180.7)	(160.7)
Acquisitions	0.0	0.0
Actuarial loss (gain)	273.8	(165.3)
Amendments, settlements and curtailments	(1.5)	(1.9)
Foreign exchange rate impact	0.0	0.0
Benefit obligation at end of year	2,484.7	2,281.2
Change in plan assets:
Fair value of plan assets at beginning of year	1,926.3	1,800.0
Actual return on plan assets	90.4	284.6
Employer contributions	51.8	4.3
Employee contributions	0.0	0.0
Amendments and settlements	(1.5)	(1.9)
Benefits paid and other	(180.7)	(160.7)
Acquisitions	0.0	0.0
Foreign exchange rate impact	0.0	0.0
Fair value of plan assets at end of year	1,886.3	1,926.3
Funded status	(598.4)	(354.9)
Continuing operations | Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	1,251.0	1,209.6
Service cost	32.0	27.0
Interest cost	44.4	40.3
Employee contributions	9.6	6.7
Benefits paid and other	(48.1)	(48.1)
Acquisitions	84.8	30.4
Actuarial loss (gain)	274.4	(22.7)
Amendments, settlements and curtailments	45.3	(10.8)
Foreign exchange rate impact	(147.8)	18.6
Benefit obligation at end of year	1,545.6	1,251.0
Change in plan assets:
Fair value of plan assets at beginning of year	834.6	755.4
Actual return on plan assets	93.4	56.2
Employer contributions	61.6	53.2
Employee contributions	9.6	6.7
Amendments and settlements	39.1	(9.0)
Benefits paid and other	(48.1)	(48.1)
Acquisitions	57.0	10.3
Foreign exchange rate impact	(85.0)	9.9
Fair value of plan assets at end of year	962.2	834.6
Funded status	$ (583.4)	$ (416.4)